Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–63.73%
Aerospace & Defense–3.48%
General Dynamics Corp.	100,433	$18,234,616
Raytheon Technologies Corp.	221,383	17,106,264
Textron, Inc.	193,017	10,824,393
		46,165,273
Apparel Retail–0.99%
TJX Cos., Inc. (The)	198,850	13,153,928
Automobile Manufacturers–2.59%
General Motors Co.	597,728	34,345,451
Building Products–1.74%
Johnson Controls International PLC	339,862	20,279,565
Trane Technologies PLC	17,232	2,852,930
		23,132,495
Cable & Satellite–1.63%
Charter Communications, Inc., Class A(b)	17,238	10,636,191
Comcast Corp., Class A	203,321	11,001,699
		21,637,890
Commodity Chemicals–0.70%
Dow, Inc.	144,209	9,220,723
Construction & Engineering–0.64%
Quanta Services, Inc.	96,770	8,513,825
Consumer Finance–0.89%
American Express Co.	83,866	11,862,007
Data Processing & Outsourced Services–0.63%
Fiserv, Inc.(b)	70,662	8,411,604
Diversified Banks–4.49%
Bank of America Corp.	828,601	32,058,573
Wells Fargo & Co.	702,679	27,453,668
		59,512,241
Electric Utilities–1.71%
Duke Energy Corp.	80,321	7,753,386
Exelon Corp.	174,975	7,653,406
FirstEnergy Corp.	211,391	7,333,154
		22,739,946
Electrical Components & Equipment–0.48%
Emerson Electric Co.	70,110	6,325,324
Electronic Components–0.70%
Corning, Inc.	214,749	9,343,729
Electronic Manufacturing Services–0.60%
TE Connectivity Ltd.	62,015	8,006,757
Fertilizers & Agricultural Chemicals–2.01%
Corteva, Inc.	435,167	20,287,486
Nutrien Ltd. (Canada)	117,144	6,312,890
		26,600,376
Shares		Value
Food Distributors–1.55%
Sysco Corp.	146,707	$11,551,709
US Foods Holding Corp.(b)	234,999	8,958,162
		20,509,871
Health Care Distributors–0.86%
McKesson Corp.	58,611	11,431,489
Health Care Equipment–1.51%
Medtronic PLC	109,957	12,989,220
Zimmer Biomet Holdings, Inc.	44,108	7,060,809
		20,050,029
Health Care Facilities–0.42%
Universal Health Services, Inc., Class B	41,850	5,582,372
Health Care Services–1.64%
Cigna Corp.	52,552	12,703,921
CVS Health Corp.	119,406	8,982,913
		21,686,834
Health Care Supplies–0.39%
Alcon, Inc. (Switzerland)(b)	73,059	5,115,269
Home Improvement Retail–0.67%
Kingfisher PLC (United Kingdom)(b)	2,025,654	8,890,421
Hotels, Resorts & Cruise Lines–1.00%
Booking Holdings, Inc.(b)	5,692	13,261,449
Human Resource & Employment Services–0.41%
Adecco Group AG (Switzerland)	80,127	5,396,418
Insurance Brokers–0.57%
Willis Towers Watson PLC	32,744	7,494,447
Integrated Oil & Gas–0.97%
Chevron Corp.	122,910	12,879,739
Investment Banking & Brokerage–3.92%
Charles Schwab Corp. (The)	168,298	10,969,664
Goldman Sachs Group, Inc. (The)	66,762	21,831,174
Morgan Stanley	247,357	19,209,744
		52,010,582
IT Consulting & Other Services–1.81%
Cognizant Technology Solutions Corp., Class A	306,898	23,974,872
Managed Health Care–0.82%
Anthem, Inc.	30,195	10,838,495
Movies & Entertainment–1.42%
Walt Disney Co. (The)(b)	102,072	18,834,325
Multi-line Insurance–1.55%
American International Group, Inc.	445,121	20,569,041
Oil & Gas Exploration & Production–2.82%
Canadian Natural Resources Ltd. (Canada)	228,735	7,071,182

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
ConocoPhillips	241,003	$12,765,929
Devon Energy Corp.	377,193	8,241,667
Pioneer Natural Resources Co.	58,776	9,334,805
		37,413,583
Other Diversified Financial Services–0.70%
Voya Financial, Inc.	145,548	9,262,675
Pharmaceuticals–3.29%
Bristol-Myers Squibb Co.	211,635	13,360,517
GlaxoSmithKline PLC (United Kingdom)	379,202	6,730,890
Johnson & Johnson	42,897	7,050,122
Pfizer, Inc.	166,518	6,032,947
Sanofi (France)	106,198	10,496,389
		43,670,865
Railroads–1.42%
CSX Corp.	195,534	18,853,388
Real Estate Services–1.48%
CBRE Group, Inc., Class A(b)	247,959	19,616,037
Regional Banks–4.07%
Citizens Financial Group, Inc.	453,255	20,011,209
PNC Financial Services Group, Inc. (The)	93,998	16,488,189
Truist Financial Corp.	299,244	17,451,910
		53,951,308
Semiconductors–3.76%
Intel Corp.	291,385	18,648,640
Micron Technology, Inc.(b)	91,318	8,055,161
NXP Semiconductors N.V. (Netherlands)	60,002	12,080,802
QUALCOMM, Inc.	83,805	11,111,705
		49,896,308
Specialty Chemicals–0.03%
Axalta Coating Systems Ltd.(b)	15,434	456,538
Systems Software–0.96%
Oracle Corp.	181,483	12,734,662
Tobacco–1.49%
Philip Morris International, Inc.	223,217	19,808,277
Wireless Telecommunication Services–0.92%
Vodafone Group PLC (United Kingdom)	6,673,058	12,143,552
Total Common Stocks & Other Equity Interests (Cost $548,592,755)		845,304,415
Principal Amount
U.S. Dollar Denominated Bonds & Notes–19.56%
Aerospace & Defense–0.18%
General Dynamics Corp., 3.88%, 07/15/2021	$1,690,000	1,693,773
Precision Castparts Corp., 2.50%, 01/15/2023	333,000	343,934
Raytheon Technologies Corp., 4.45%, 11/16/2038	299,000	346,842
		2,384,549
Agricultural & Farm Machinery–0.09%
Deere & Co., 2.60%, 06/08/2022	1,161,000	1,186,468
Principal Amount		Value
Agricultural Products–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	$232,000	$308,424
Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034	402,000	484,517
United Parcel Service, Inc., 3.40%, 11/15/2046	236,000	242,263
		726,780
Airlines–0.25%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	277,591	276,256
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 04/11/2024	293,350	306,853
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026(c)	1,692,000	1,867,630
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	343,154	356,852
Series 2018-1, Class AA, 3.50%, 03/01/2030	437,313	448,996
		3,256,587
Alternative Carriers–0.18%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	2,431,000	2,405,575
Application Software–0.64%
Nuance Communications, Inc.,
Conv., 1.00%, 12/15/2022(d)	1,209,000	2,238,221
1.25%, 04/01/2025	1,081,000	2,461,329
Workday, Inc., Conv., 0.25%, 10/01/2022	2,173,000	3,751,250
		8,450,800
Asset Management & Custody Banks–0.29%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(c)	2,715,000	2,978,692
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	420,000	459,305
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(c)	98,000	103,567
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)	287,000	350,800
		3,892,364
Automobile Manufacturers–0.26%
General Motors Co., 6.60%, 04/01/2036	361,000	469,259
General Motors Financial Co., Inc., 5.25%, 03/01/2026	459,000	526,151
Toyota Motor Credit Corp., 2.60%, 01/11/2022	2,400,000	2,443,339
		3,438,749
Biotechnology–0.40%
AbbVie, Inc.,
4.50%, 05/14/2035	656,000	771,070
4.05%, 11/21/2039	1,288,000	1,443,947
4.85%, 06/15/2044	264,000	321,882
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Biotechnology–(continued)
Gilead Sciences, Inc., 4.40%, 12/01/2021	$448,000	$455,297
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,685,000	2,282,122
		5,274,318
Brewers–0.23%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	914,000	1,072,449
4.90%, 02/01/2046	511,000	611,794
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)	910,000	991,818
Molson Coors Beverage Co., 4.20%, 07/15/2046	361,000	376,885
		3,052,946
Cable & Satellite–1.55%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	2,151,000	2,411,271
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(c)(e)	2,684,000	2,667,896
1.13%, 03/15/2028(c)	1,281,000	1,297,012
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022	969,000	1,010,848
3.85%, 04/01/2061	1,040,000	955,278
Comcast Corp.,
4.15%, 10/15/2028	905,000	1,036,371
6.45%, 03/15/2037	278,000	394,988
3.90%, 03/01/2038	746,000	838,950
Cox Communications, Inc., 2.95%, 10/01/2050(c)	197,000	174,674
DISH Network Corp., Conv., 3.38%, 08/15/2026	7,388,000	7,120,554
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(c)(d)	2,352,000	2,312,016
NBCUniversal Media LLC, 5.95%, 04/01/2041	197,000	277,501
		20,497,359
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(c)	339,000	449,496
Communications Equipment–0.50%
Cisco Systems, Inc., 1.85%, 09/20/2021	1,560,000	1,570,144
Finisar Corp., Conv., 0.50%, 12/15/2021(d)	1,013,000	994,077
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	1,295,000	1,659,284
1.00%, 03/01/2024	1,806,000	2,382,791
		6,606,296
Construction Machinery & Heavy Trucks–0.06%
Caterpillar Financial Services Corp., 1.70%, 08/09/2021	765,000	769,240
Principal Amount		Value
Consumer Finance–0.26%
American Express Co., 3.63%, 12/05/2024	$306,000	$334,015
Capital One Financial Corp., 3.20%, 01/30/2023	943,000	987,712
Discover Bank, 3.35%, 02/06/2023	1,500,000	1,570,127
Synchrony Financial, 3.95%, 12/01/2027	546,000	588,625
		3,480,479
Data Processing & Outsourced Services–0.11%
Fiserv, Inc., 3.80%, 10/01/2023	1,397,000	1,502,573
Diversified Banks–1.53%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(c)	350,000	357,400
Australia & New Zealand Banking Group Ltd. (Australia), 2.30%, 06/01/2021	713,000	715,448
Bank of America Corp., 3.25%, 10/21/2027	515,000	553,950
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(c)	700,000	761,964
Citigroup, Inc.,
3.67%, 07/24/2028(f)	496,000	542,744
6.68%, 09/13/2043	741,000	1,084,423
5.30%, 05/06/2044	228,000	288,975
4.75%, 05/18/2046	341,000	407,001
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(f)	1,775,000	1,856,018
JPMorgan Chase & Co.,
3.20%, 06/15/2026	379,000	409,997
3.51%, 01/23/2029(f)	1,043,000	1,128,846
4.26%, 02/22/2048(f)	479,000	557,058
3.90%, 01/23/2049(f)	1,043,000	1,149,721
Series V, 3.52% (3 mo. USD LIBOR + 3.32%)(g)(h)	582,000	580,109
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(c)	200,000	218,943
National Australia Bank Ltd. (Australia), 1.88%, 07/12/2021	945,000	949,335
SMBC Aviation Capital Finance DAC (Ireland), 2.65%, 07/15/2021(c)	315,000	316,099
Societe Generale S.A. (France), 5.00%, 01/17/2024(c)	735,000	802,861
U.S. Bancorp, Series W, 3.10%, 04/27/2026	2,087,000	2,242,377
Wells Fargo & Co.,
3.55%, 09/29/2025	596,000	650,046
4.10%, 06/03/2026	410,000	456,030
4.65%, 11/04/2044	632,000	730,045
Westpac Banking Corp. (Australia), 2.10%, 05/13/2021	3,590,000	3,597,392
		20,356,782
Diversified Capital Markets–0.34%
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(c)	686,000	757,087
Conv., 0.50%, 06/24/2024(c)	3,834,000	3,757,703
		4,514,790
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	$182,000	$244,643
Drug Retail–0.13%
CVS Pass-Through Trust, 6.04%, 12/10/2028	560,565	654,259
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	548,000	554,270
4.50%, 11/18/2034	404,000	450,392
		1,658,921
Electric Utilities–0.68%
Electricite de France S.A. (France), 4.88%, 01/22/2044(c)	846,000	1,001,871
Georgia Power Co., Series B, 3.70%, 01/30/2050	341,000	351,205
NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023	2,415,000	2,423,180
3.55%, 05/01/2027	519,000	570,369
Oglethorpe Power Corp., 4.55%, 06/01/2044	529,000	558,925
Ohio Power Co., Series M, 5.38%, 10/01/2021	182,000	186,323
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	63,099
Southern Co. (The), 2.35%, 07/01/2021	2,335,000	2,342,355
Xcel Energy, Inc.,
0.50%, 10/15/2023	552,000	551,815
3.50%, 12/01/2049	957,000	960,192
		9,009,334
Environmental & Facilities Services–0.04%
Waste Management, Inc., 3.90%, 03/01/2035	427,000	485,450
Food Retail–0.24%
Nestle Holdings, Inc., 3.10%, 09/24/2021(c)	3,190,000	3,226,316
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	333,000	350,486
Health Care Equipment–0.48%
Becton, Dickinson and Co., 4.88%, 05/15/2044	342,000	394,713
DexCom, Inc., Conv., 0.75%, 12/01/2023	1,499,000	3,307,169
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	1,758,000	1,963,510
Medtronic, Inc., 4.38%, 03/15/2035	234,000	281,682
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(c)	338,000	372,003
		6,319,077
Health Care Services–0.12%
Cigna Corp., 4.80%, 08/15/2038	298,000	356,813
CVS Health Corp., 3.38%, 08/12/2024	341,000	367,203
Principal Amount		Value
Health Care Services–(continued)
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	$548,000	$560,794
4.70%, 02/01/2045	241,000	274,203
		1,559,013
Health Care Technology–0.28%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(c)	3,333,000	3,720,628
Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%, 08/15/2022	182,000	185,172
Hotels, Resorts & Cruise Lines–0.17%
Booking Holdings, Inc.,
Conv., 0.90%, 09/15/2021	1,430,000	1,679,535
0.75%, 05/01/2025(c)	345,000	508,875
		2,188,410
Industrial Conglomerates–0.12%
Honeywell International, Inc.,
0.41% (3 mo. USD LIBOR + 0.23%), 08/19/2022(h)	590,000	590,487
0.48%, 08/19/2022	1,055,000	1,055,858
		1,646,345
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	228,000	245,810
Integrated Oil & Gas–0.19%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	965,000	862,324
Chevron USA, Inc., 5.25%, 11/15/2043	756,000	980,180
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	274,000	280,458
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	304,000	330,684
		2,453,646
Integrated Telecommunication Services–0.50%
AT&T, Inc.,
3.00%, 06/30/2022	474,000	487,289
4.30%, 02/15/2030	318,000	358,256
4.50%, 05/15/2035	421,000	475,571
3.50%, 09/15/2053(c)	447,000	413,863
3.55%, 09/15/2055(c)	157,000	143,946
3.80%, 12/01/2057(c)	255,000	243,072
Orange S.A. (France), 4.13%, 09/14/2021	1,385,000	1,406,301
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	750,000	849,111
5.21%, 03/08/2047	700,000	819,731
Verizon Communications, Inc.,
4.40%, 11/01/2034	297,000	340,015
4.81%, 03/15/2039	459,000	550,008
3.40%, 03/22/2041	561,000	570,329
		6,657,492
Interactive Home Entertainment–0.08%
Zynga, Inc., Conv., 0.00%, 12/15/2026(c)(e)	1,015,000	1,081,609
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Interactive Media & Services–0.02%
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026(c)	$303,000	$318,908
Internet & Direct Marketing Retail–0.63%
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(c)	3,211,000	5,739,662
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	2,721,000	2,598,120
		8,337,782
Internet Services & Infrastructure–0.26%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,000,000	3,435,000
Investment Banking & Brokerage–0.62%
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	364,000	369,637
4.25%, 10/21/2025	502,000	560,684
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	5,920,000	6,606,128
Morgan Stanley, 4.00%, 07/23/2025	619,000	687,349
		8,223,798
Life & Health Insurance–0.35%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	837,000	931,256
Athene Global Funding,
4.00%, 01/25/2022(c)	1,110,000	1,142,538
2.75%, 06/25/2024(c)	260,000	274,707
Guardian Life Global Funding, 2.90%, 05/06/2024(c)	669,000	713,739
Jackson National Life Global Funding,
2.10%, 10/25/2021(c)	479,000	483,702
3.25%, 01/30/2024(c)	438,000	467,700
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(c)	405,000	467,041
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	152,937
		4,633,620
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	543,000	585,296
Movies & Entertainment–0.94%
Liberty Media Corp.,
Conv., 2.25%, 10/05/2021(d)	1,399,000	651,374
1.38%, 10/15/2023	5,513,000	7,046,598
Liberty Formula One, Conv., 1.00%, 01/30/2023	520,000	661,635
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	1,953,000	2,737,911
Walt Disney Co. (The), 3.00%, 09/15/2022	1,350,000	1,402,050
		12,499,568
Multi-line Insurance–0.12%
American International Group, Inc., 4.38%, 01/15/2055	656,000	734,067
Principal Amount		Value
Multi-line Insurance–(continued)
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(c)	$887,000	$901,007
		1,635,074
Multi-Utilities–0.09%
NiSource, Inc., 4.38%, 05/15/2047	562,000	631,794
Sempra Energy, 3.80%, 02/01/2038	551,000	593,713
		1,225,507
Office REITs–0.05%
Office Properties Income Trust, 4.00%, 07/15/2022	664,000	681,268
Oil & Gas Exploration & Production–0.07%
Cameron LNG LLC, 3.70%, 01/15/2039(c)	606,000	644,678
ConocoPhillips, 4.15%, 11/15/2034	217,000	241,623
		886,301
Oil & Gas Storage & Transportation–0.64%
Energy Transfer L.P., 5.30%, 04/01/2044	587,000	619,632
Energy Transfer Operating L.P.,
4.20%, 09/15/2023	1,722,000	1,845,721
4.90%, 03/15/2035	325,000	343,527
5.00%, 05/15/2050	716,000	742,228
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	30,886
4.25%, 02/15/2048	686,000	731,007
Kinder Morgan, Inc., 5.30%, 12/01/2034	384,000	453,946
MPLX L.P.,
4.50%, 07/15/2023	1,656,000	1,784,583
4.50%, 04/15/2038	799,000	874,417
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	323,000	330,774
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	527,040
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	227,759
		8,511,520
Other Diversified Financial Services–1.09%
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	5,688,000	6,036,106
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	5,704,000	7,526,998
MassMutual Global Funding II, 2.00%, 04/15/2021(c)	945,000	945,471
		14,508,575
Packaged Foods & Meats–0.05%
Kraft Heinz Foods Co. (The), 4.63%, 10/01/2039	525,000	568,977
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	60,000	67,311
		636,288
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Paper Packaging–0.11%
International Paper Co., 6.00%, 11/15/2041	$223,000	$303,267
Packaging Corp. of America, 4.50%, 11/01/2023	1,037,000	1,129,797
		1,433,064
Pharmaceuticals–0.74%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(c)	985,000	1,113,220
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(c)	590,000	597,796
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	603,000	703,187
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	93,903
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026(c)	1,374,000	1,770,742
Pacira BioSciences, Inc.,
Conv., 2.38%, 04/01/2022	205,000	248,327
0.75%, 08/01/2025(c)	852,000	1,036,288
Pfizer, Inc.,
3.00%, 09/15/2021	1,805,000	1,827,559
2.20%, 12/15/2021	575,000	583,154
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	1,057,000	1,024,256
Utah Acquisition Sub, Inc., 3.15%, 06/15/2021	393,000	394,245
Zoetis, Inc., 4.70%, 02/01/2043	333,000	402,373
		9,795,050
Property & Casualty Insurance–0.19%
Allstate Corp. (The), 3.28%, 12/15/2026	292,000	321,420
Markel Corp.,
5.00%, 03/30/2043	351,000	404,239
5.00%, 05/20/2049	482,000	596,914
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	743,061
W.R. Berkley Corp., 4.63%, 03/15/2022	382,000	397,338
		2,462,972
Railroads–0.22%
CSX Corp., 5.50%, 04/15/2041	346,000	449,013
Norfolk Southern Corp., 3.40%, 11/01/2049	456,000	455,387
Union Pacific Corp.,
3.20%, 06/08/2021	850,000	854,416
3.65%, 02/15/2024	92,000	98,685
4.15%, 01/15/2045	401,000	440,885
3.84%, 03/20/2060	519,000	553,868
		2,852,254
Real Estate Services–0.22%
Redfin Corp., Conv., 0.00%, 10/15/2025(c)(e)	2,531,000	2,972,343
Regional Banks–0.09%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	415,000	417,011
Principal Amount		Value
Regional Banks–(continued)
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	$669,000	$723,403
		1,140,414
Reinsurance–0.07%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	485,000	531,638
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	352,000	385,938
		917,576
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	685,000	749,657
Retail REITs–0.08%
Regency Centers L.P.,
2.95%, 09/15/2029	745,000	758,338
4.65%, 03/15/2049	256,000	282,145
		1,040,483
Semiconductors–1.07%
Broadcom, Inc., 3.47%, 04/15/2034(c)	610,000	613,682
Cree, Inc.,
Conv., 0.88%, 09/01/2023	1,359,000	2,510,821
1.75%, 05/01/2026(c)	956,000	2,262,756
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	3,726,000	4,422,296
Micron Technology, Inc., 4.66%, 02/15/2030	670,000	762,334
NVIDIA Corp., 2.20%, 09/16/2021	720,000	725,303
NXP B.V./NXP Funding LLC (Netherlands),
3.88%, 09/01/2022(c)	1,885,000	1,968,818
5.35%, 03/01/2026(c)	656,000	766,620
Texas Instruments, Inc., 2.63%, 05/15/2024	210,000	222,684
		14,255,314
Soft Drinks–0.10%
PepsiCo, Inc., 3.00%, 08/25/2021	1,300,000	1,314,176
Specialized REITs–0.22%
American Tower Corp., 1.60%, 04/15/2026	831,000	833,684
Crown Castle International Corp., 4.75%, 05/15/2047	46,000	52,626
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,636,983
LifeStorage L.P., 3.50%, 07/01/2026	404,000	439,311
		2,962,604
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	156,000	182,534
Systems Software–0.34%
FireEye, Inc.,
Series B, Conv., 1.63%, 06/01/2022(d)	1,587,000	1,579,872
Series A, Conv., 1.00%, 06/01/2025(d)	1,566,000	1,547,365
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Systems Software–(continued)
Microsoft Corp., 3.50%, 02/12/2035	$367,000	$410,773
Oracle Corp., 3.60%, 04/01/2040	965,000	971,122
		4,509,132
Technology Distributors–0.05%
Avnet, Inc., 4.63%, 04/15/2026	641,000	708,207
Technology Hardware, Storage & Peripherals–0.27%
Apple, Inc.,
2.15%, 02/09/2022	652,000	662,822
3.35%, 02/09/2027	305,000	335,266
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023(c)	587,000	641,756
8.35%, 07/15/2046(c)	14,000	21,341
Western Digital Corp., Conv., 1.50%, 02/01/2024	1,916,000	1,966,530
		3,627,715
Tobacco–0.23%
Altria Group, Inc., 5.80%, 02/14/2039	1,088,000	1,329,971
Philip Morris International, Inc.,
3.60%, 11/15/2023	369,000	397,834
4.88%, 11/15/2043	1,102,000	1,319,144
		3,046,949
Trading Companies & Distributors–0.10%
Air Lease Corp.,
3.00%, 09/15/2023	63,000	65,853
4.25%, 09/15/2024	392,000	428,626
Aircastle Ltd., 4.40%, 09/25/2023	761,000	810,847
		1,305,326
Trucking–0.13%
Aviation Capital Group LLC,
2.88%, 01/20/2022(c)	1,015,000	1,029,820
4.88%, 10/01/2025(c)	669,000	728,835
		1,758,655
Wireless Telecommunication Services–0.21%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	677,072
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	589,342
4.30%, 02/15/2048	1,379,000	1,504,888
		2,771,302
Total U.S. Dollar Denominated Bonds & Notes (Cost $231,734,556)		259,511,159
U.S. Treasury Securities–9.75%
U.S. Treasury Bills–0.00%
0.04%, 07/15/2021(i)(j)	10,000	10,000
U.S. Treasury Bonds–1.19%
4.50%, 02/15/2036	2,636,800	3,489,434
4.50%, 08/15/2039	36,400	49,318
4.38%, 05/15/2040	72,800	97,626
1.88%, 02/15/2041	4,183,800	3,896,817
1.63%, 11/15/2050	9,864,200	8,222,736
		15,755,931
Principal Amount		Value
U.S. Treasury Notes–8.56%
0.13%, 03/31/2023	$23,546,300	$23,531,583
0.25%, 03/15/2024	24,505,500	24,441,364
0.75%, 03/31/2026	39,746,300	39,403,178
1.25%, 03/31/2028	13,904,800	13,762,493
1.13%, 02/15/2031	13,194,500	12,467,772
		113,606,390
Total U.S. Treasury Securities (Cost $130,390,162)		129,372,321
Shares
Preferred Stocks–0.56%
Asset Management & Custody Banks–0.18%
AMG Capital Trust II, 5.15%, Conv. Pfd.	42,732	2,379,638
Diversified Banks–0.02%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(f)	10,911	292,415
Oil & Gas Storage & Transportation–0.36%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,787,365
Total Preferred Stocks (Cost $5,854,432)		7,459,418
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.08%
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.75%, 03/15/2031	$682,000	989,447
5.50%, 02/01/2037	7	9
		989,456
Federal National Mortgage Association (FNMA)–0.00%
9.50%, 04/01/2030	572	637
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $842,964)		990,093
Shares
Money Market Funds–5.90%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(k)(l)	28,793,326	28,793,326
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(k)(l)	16,537,540	16,544,155
Invesco Treasury Portfolio, Institutional Class, 0.01%(k)(l)	32,906,658	32,906,658
Total Money Market Funds (Cost $78,237,915)		78,244,139
TOTAL INVESTMENTS IN SECURITIES–99.58% (Cost $995,652,784)		1,320,881,545
OTHER ASSETS LESS LIABILITIES—0.42%		5,622,716
NET ASSETS–100.00%		$1,326,504,261
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $58,501,011, which represented 4.41% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Zero coupon bond issued at a discount.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2021.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,007,337	$33,479,765	$(26,693,776)	$-	$-	$28,793,326	$1,456
Invesco Liquid Assets Portfolio, Institutional Class	11,695,851	23,914,118	(19,066,984)	(611)	1,781	16,544,155	724
Invesco Treasury Portfolio, Institutional Class	25,151,242	38,262,589	(30,507,173)	-	-	32,906,658	558
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,469,816	(2,469,816)	-	-	-	12*
Invesco Private Prime Fund	-	3,704,724	(3,704,724)	-	-	-	92*
Total	$58,854,430	$101,831,012	$(82,442,473)	$(611)	$1,781	$78,244,139	$2,842

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	9	June-2021	$(1,110,586)	$13,482	$13,482

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/23/2021	State Street Bank & Trust Co.	CHF	7,649,873	USD	8,220,315	$122,757
04/23/2021	State Street Bank & Trust Co.	EUR	7,012,332	USD	8,339,204	112,943
04/23/2021	State Street Bank & Trust Co.	GBP	16,002,847	USD	22,073,706	10,949
04/23/2021	State Street Bank & Trust Co.	USD	413,828	CAD	521,309	1,016
04/23/2021	State Street Bank & Trust Co.	USD	613,044	GBP	447,058	3,305
Subtotal—Appreciation						250,970
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/23/2021	State Street Bank & Trust Co.	CAD	7,144,903	USD	5,683,000	$(2,738)
04/23/2021	State Street Bank & Trust Co.	USD	117,283	CHF	109,934	(916)
04/23/2021	State Street Bank & Trust Co.	USD	391,822	EUR	333,010	(1,163)
Subtotal—Depreciation						(4,817)
Total Forward Foreign Currency Contracts						$246,153

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$796,531,476	$48,772,939	$—	$845,304,415
U.S. Dollar Denominated Bonds & Notes	—	259,511,159	—	259,511,159
U.S. Treasury Securities	—	129,372,321	—	129,372,321
Preferred Stocks	7,459,418	—	—	7,459,418
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	990,093	—	990,093
Money Market Funds	78,244,139	—	—	78,244,139
Total Investments in Securities	882,235,033	438,646,512	—	1,320,881,545
Other Investments - Assets*
Futures Contracts	13,482	—	—	13,482
Forward Foreign Currency Contracts	—	250,970	—	250,970
	13,482	250,970	—	264,452
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(4,817)	—	(4,817)
Total Other Investments	13,482	246,153	—	259,635
Total Investments	$882,248,515	$438,892,665	$—	$1,321,141,180

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco V.I. Managed Volatility Fund (the “Target Fund”) in exchange for shares of the Fund.
The reorganization was consummated on April 30, 2021. Upon closing of the reorganization, shareholders of the Target Fund will receive shares of the Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.
Invesco V.I. Equity and Income Fund